Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 85,502	$ 60,447	$ 115,956	$ 136,881
Trade & other receivables	3,863	4,403
Financial assets at fair value through other comprehensive income	1,843	1,758
Other non-current assets	1,902	1,930
Financial assets, Total	93,110	68,538
Trade and other payables	17,663	23,079
Borrowings	99,675	96,634
Contingent consideration	21,501	23,284
Warrant liability	2,586	2,185
Financial liabilities, Total	141,425	145,182
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	17,663	23,079
Borrowings	99,675	96,634
Financial liabilities, Total	117,338	119,713
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	21,501	23,284
Warrant liability	2,586	2,185
Financial liabilities, Total	24,087	25,469
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	85,502	60,447
Trade & other receivables	3,863	4,403
Other non-current assets	1,902	1,930
Financial assets, Total	91,267	66,780
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,843	1,758
Financial assets, Total	$ 1,843	$ 1,758